UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Fund

Portfolio of Investments

October 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Information Technology - 26.0%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	75,313	$6,119,181
Ruckus Wireless, Inc. (b)	1,033,851	13,419,386

		19,538,567

Electronic Equipment, Instruments & Components - 1.2%
InvenSense, Inc. (a)(b)	294,741	4,777,752
Zebra Technologies Corp.-Class A (b)	177,520	13,092,100

		17,869,852

Internet Software & Services - 6.8%
CoStar Group, Inc. (b)	66,020	10,635,162
Dealertrack Technologies, Inc. (b)	416,725	19,606,911
Envestnet, Inc. (b)	400,417	17,786,523
LogMeIn, Inc. (b)	459,310	22,069,845
Pandora Media, Inc. (b)	507,515	9,784,889
Shutterstock, Inc. (b)	179,827	13,983,348
Yelp, Inc. (b)	54,235	3,254,100
Zillow, Inc.-Class A (a)(b)	68,189	7,414,190

		104,534,968

IT Services - 0.9%
VeriFone Systems, Inc. (b)	380,769	14,187,453

Semiconductors & Semiconductor Equipment - 5.8%
Cavium, Inc. (b)	335,283	17,203,371
Intersil Corp.-Class A	1,043,891	13,873,311
Mellanox Technologies Ltd. (b)	301,750	13,515,382
Monolithic Power Systems, Inc.	380,703	16,823,265
Silicon Laboratories, Inc. (b)	266,796	12,163,230
Synaptics, Inc. (b)	245,348	16,789,164

		90,367,723

Software - 10.0%
Aspen Technology, Inc. (b)	495,482	18,298,150
Fortinet, Inc. (b)	790,940	20,603,987
Guidewire Software, Inc. (b)	349,501	17,454,080
PTC, Inc. (b)	514,344	19,622,224
SolarWinds, Inc. (b)	445,073	21,163,221
SS&C Technologies Holdings, Inc. (b)	338,476	16,355,160
Tableau Software, Inc.-Class A (b)	215,919	17,832,750
Ultimate Software Group, Inc. (The) (b)	155,650	23,426,882

		154,756,454

		401,255,017

Company	Shares	U.S. $ Value
Health Care - 24.1%
Biotechnology - 6.2%
Cubist Pharmaceuticals, Inc. (b)	221,322	$15,999,367
Isis Pharmaceuticals, Inc. (a)(b)	201,328	9,273,168
Karyopharm Therapeutics, Inc. (a)(b)	161,927	6,651,961
KYTHERA Biopharmaceuticals, Inc. (a)(b)	155,025	5,464,631
NPS Pharmaceuticals, Inc. (b)	348,024	9,535,858
Otonomy, Inc. (b)	244,472	6,441,837
Puma Biotechnology, Inc. (b)	74,870	18,762,422
Sage Therapeutics, Inc. (b)	96,937	3,792,175
Synageva BioPharma Corp. (a)(b)	103,944	7,872,719
TESARO, Inc. (b)	246,054	6,845,222
Ultragenyx Pharmaceutical, Inc. (b)	104,396	4,907,656

		95,547,016

Health Care Equipment & Supplies - 6.1%
Align Technology, Inc. (b)	221,910	11,676,904
Cardiovascular Systems, Inc. (b)	385,838	11,960,978
HeartWare International, Inc. (b)	183,046	14,116,508
Insulet Corp. (b)	289,039	12,477,814
K2M Group Holdings, Inc. (b)	503,000	8,098,300
LDR Holding Corp. (b)	462,421	15,925,779
Sirona Dental Systems, Inc. (b)	184,170	14,466,554
Tandem Diabetes Care, Inc. (a)(b)	358,857	5,763,243

		94,486,080

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc. (b)	539,476	33,474,486
Mednax, Inc. (b)	67,152	4,192,299
Premier, Inc.-Class A (b)	415,595	13,872,561
Team Health Holdings, Inc. (b)	413,841	25,881,616

		77,420,962

Life Sciences Tools & Services - 1.8%
ICON PLC (b)	260,869	13,724,318
PAREXEL International Corp. (b)	268,599	14,587,612

		28,311,930

Pharmaceuticals - 5.0%
Akorn, Inc. (b)	738,903	32,918,129
Aratana Therapeutics, Inc. (b)	428,532	4,799,559
GW Pharmaceuticals PLC (ADR) (a)(b)	87,258	6,435,278
Jazz Pharmaceuticals PLC (b)	88,379	14,921,910
Pacira Pharmaceuticals, Inc./DE (b)	143,209	13,292,659
Revance Therapeutics, Inc. (b)	194,171	3,914,487

		76,282,022

		372,048,010

Industrials - 18.6%
Aerospace & Defense - 2.0%
Hexcel Corp. (b)	606,588	25,409,971
KEYW Holding Corp. (The) (b)	508,943	5,165,772

		30,575,743

Company	Shares	U.S. $ Value
Construction & Engineering - 1.4%
Dycom Industries, Inc. (b)	680,095	$21,348,182

Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	286,638	25,476,385

Machinery - 7.7%
Actuant Corp.-Class A	359,876	11,404,470
IDEX Corp.	309,290	23,168,914
Lincoln Electric Holdings, Inc.	305,647	22,153,295
Middleby Corp. (The) (b)	225,850	19,987,725
RBC Bearings, Inc.	250,122	15,194,911
Rexnord Corp. (b)	218,242	6,449,051
Valmont Industries, Inc. (a)	149,680	20,381,926

		118,740,292

Marine - 1.4%
Kirby Corp. (b)	195,917	21,664,502

Professional Services - 1.4%
TrueBlue, Inc. (b)	882,580	21,817,378

Road & Rail - 1.4%
Genesee & Wyoming, Inc.-Class A (b)	229,865	22,113,013

Trading Companies & Distributors - 1.7%
H&E Equipment Services, Inc.	186,080	6,957,531
United Rentals, Inc. (b)	172,277	18,960,807

		25,918,338

		287,653,833

Consumer Discretionary - 15.1%
Distributors - 2.7%
LKQ Corp. (b)	719,689	20,561,515
Pool Corp.	341,640	20,395,908

		40,957,423

Diversified Consumer Services - 2.9%
Bright Horizons Family Solutions, Inc. (b)	381,573	17,002,893
Capella Education Co.	393,069	27,805,701

		44,808,594

Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. (b)	120,515	17,990,479
Zoe’s Kitchen, Inc. (a)(b)	375,796	13,701,522

		31,692,001

Household Durables - 1.0%
Tempur Sealy International, Inc. (b)	297,859	15,679,298

Internet & Catalog Retail - 1.8%
HomeAway, Inc. (b)	406,042	14,170,866
zulily, Inc.-Class A (a)(b)	390,581	14,209,337

		28,380,203

Company	Shares	U.S. $ Value
Media - 1.1%
National CineMedia, Inc.	1,055,605	$16,784,119

Multiline Retail - 1.2%
Tuesday Morning Corp. (a)(b)	907,620	18,506,372

Specialty Retail - 2.4%
Cabela’s, Inc. (a)(b)	245,199	11,774,456
Five Below, Inc. (b)	615,981	24,559,162

		36,333,618

		233,141,628

Financials - 5.9%
Banks - 4.5%
City National Corp./CA	177,237	13,950,324
Iberiabank Corp.	226,980	15,629,843
Opus Bank (b)	111,366	2,928,926
Signature Bank/New York NY (b)	148,658	18,006,943
SVB Financial Group (b)	169,217	18,950,612

		69,466,648

Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.-Class A	125,150	6,067,272
Stifel Financial Corp. (b)	338,863	16,099,381

		22,166,653

		91,633,301

Energy - 4.2%
Energy Equipment & Services - 2.2%
Dril-Quip, Inc. (b)	169,093	15,209,915
Oil States International, Inc. (b)	87,120	5,204,549
Superior Energy Services, Inc.	519,938	13,076,441

		33,490,905

Oil, Gas & Consumable Fuels - 2.0%
Laredo Petroleum, Inc. (a)(b)	524,085	9,936,652
Matador Resources Co. (b)	512,987	12,450,194
Oasis Petroleum, Inc. (b)	274,956	8,237,682

		30,624,528

		64,115,433

Materials - 1.9%
Chemicals - 1.9%
PolyOne Corp.	789,530	29,220,505

Consumer Staples - 1.5%
Food & Staples Retailing - 1.5%
Chefs’ Warehouse, Inc. (The) (b)	524,794	9,378,069
Sprouts Farmers Market, Inc. (b)	454,853	13,240,771

		22,618,840

Company	Shares	U.S. $ Value
Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
RingCentral, Inc.-Class A (b)	1,033,749	$13,583,462

Total Common Stocks (cost $1,205,346,847)		1,515,270,029

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c)(d) (cost $21,638,195)	21,638,195	21,638,195

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $1,226,985,042)		1,536,908,224

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.1%
Investment Companies - 7.1%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c)(d) (cost $109,706,318)	109,706,318	109,706,318

Total Investments - 106.7% (cost $1,336,691,360) (e)		1,646,614,542
Other assets less liabilities - (6.7)%		(103,744,535)

Net Assets - 100.0%		$1,542,870,007

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $341,278,166 and gross unrealized depreciation of investments was $(31,354,984), resulting in net unrealized appreciation of $309,923,182.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small Cap Growth Fund

October 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,515,270,029		$	– 0	–	$	– 0	–	$1,515,270,029
Short-Term Investments	21,638,195			– 0	–		– 0	–	21,638,195
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	109,706,318			– 0	–		– 0	–	109,706,318

Total Investments in Securities	1,646,614,542			– 0	–		– 0	–	1,646,614,542
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,646,614,542		$	– 0	–	$	– 0	–	$1,646,614,542

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Market Neutral Strategy - U.S.

Portfolio of Investments

October 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 107.1%
Investment Companies - 55.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07%(a) (b) (cost $1,927,911)	1,927,911	$1,927,911

	Principal Amount (000)
U.S. Treasury Bills - 51.7%
U.S. Treasury Bill Zero Coupon, 1/15/15 (c) (cost $1,799,945)	$1,800	1,799,945

Total Investments - 107.1% (cost $3,727,856)(d)		3,727,856
Other assets less liabilities - (7.1)%		(246,857)

Net Assets - 100.0%		$3,480,999

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services
3M Co.	294	FedFundEffective Plus 0.35%	$39	4/15/15	$6,018
3M Co.	180	FedFundEffective Plus 0.35%	26	4/20/15	2,305
3M Co.	190	FedFundEffective Plus 0.35%	28	4/20/15	1,818
Amdocs Ltd.	860	FedFundEffective Plus 0.35%	42	4/15/15	(746)
Amdocs Ltd.	770	FedFundEffective Plus 0.35%	35	4/20/15	1,707
American Financial Group, Inc./OH	500	FedFundEffective Plus 0.35%	29	4/15/15	1,519
American Financial Group, Inc./OH	600	FedFundEffective Plus 0.35%	35	4/20/15	1,455
American International Group, Inc.	1,090	FedFundEffective Plus 0.35%	60	4/15/15	(1,146)
American International Group, Inc.	790	FedFundEffective Plus 0.35%	43	4/20/15	(252)
Ameriprise Financial, Inc.	360	FedFundEffective Plus 0.35%	42	4/15/15	3,913
Ameriprise Financial, Inc.	250	FedFundEffective Plus 0.35%	30	4/20/15	1,218
AmerisourceBergen Corp.	625	FedFundEffective Plus 0.35%	40	4/15/15	13,369
Amerisourcebergen Corp.	260	FedFundEffective Plus 0.35%	20	4/20/15	2,384
Archer-Daniels-Midland Co.	944	FedFundEffective Plus 0.35%	42	4/15/15	2,878
Archer-Daniels-Midland Co.	410	FedFundEffective Plus 0.35%	20	4/20/15	(1,008)
Arrow Electronics, Inc.	710	FedFundEffective Plus 0.35%	42	4/15/15	(1,304)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	380	FedFundEffective Plus 0.35%	$23	4/20/15	$(1,908)
Arrow Electronics, Inc.	270	FedFundEffective Plus 0.35%	16	4/20/15	(1,042)
AT&T, Inc.	2,478	FedFundEffective Plus 0.35%	88	4/15/15	(289)
AT&T, Inc.	920	FedFundEffective Plus 0.35%	32	4/20/15	831
Bard (C.R.), Inc.	160	FedFundEffective Plus 0.35%	24	4/20/15	2,393
Bard (C.R.), Inc.	120	FedFundEffective Plus 0.35%	18	4/20/15	1,704
Berkshire Hathaway, Inc.	320	FedFundEffective Plus 0.35%	40	4/15/15	4,603
Berkshire Hathaway, Inc.	320	FedFundEffective Plus 0.35%	43	4/20/15	2,211
Berkshire Hathaway, Inc.	300	FedFundEffective Plus 0.35%	40	4/20/15	1,765
BlackRock, Inc.	210	FedFundEffective Plus 0.35%	68	4/20/15	4,121
BlackRock, Inc.	110	FedFundEffective Plus 0.35%	35	4/20/15	3,112
Capital One Financial Corp.	970	FedFundEffective Plus 0.35%	80	4/20/15	330
Carlisle Cos., Inc.	810	FedFundEffective Plus 0.35%	68	4/15/15	4,617
CBRE Group, Inc.	710	FedFundEffective Plus 0.35%	22	4/20/15	702
CBRE Group, Inc.	2,030	FedFundEffective Plus 0.35%	67	4/20/15	(1,896)
CDW Corp./DE	1,310	FedFundEffective Plus 0.35%	41	4/20/15	(886)
CDW Corp./DE	550	FedFundEffective Plus 0.35%	18	4/20/15	(659)
Celanese Corp.	1,030	FedFundEffective Plus 0.35%	66	4/20/15	(5,619)
Celanese Corp.	400	FedFundEffective Plus 0.35%	24	4/20/15	(26)
CF Industries Holdings, Inc.	66	FedFundEffective Plus 0.35%	16	4/15/15	1,330
CF Industries Holdings, Inc.	160	FedFundEffective Plus 0.35%	40	4/20/15	2,086
CF Industries Holdings, Inc.	80	FedFundEffective Plus 0.35%	20	4/20/15	692
Charles Schwab Corp. (The)	1,490	FedFundEffective Plus 0.35%	38	4/15/15	4,562
Chevron Corp.	720	FedFundEffective Plus 0.35%	82	4/20/15	4,675
Cintas Corp.	340	FedFundEffective Plus 0.35%	21	4/15/15	3,630
Cintas Corp.	330	FedFundEffective Plus 0.35%	21	4/15/15	3,458
Cintas Corp.	490	FedFundEffective Plus 0.35%	32	4/20/15	3,842
Colgate-Palmolive Co.	1,302	FedFundEffective Plus 0.35%	86	4/15/15	1,667
Colgate-Palmolive Co.	410	FedFundEffective Plus 0.35%	26	4/20/15	1,478
Comcast Corp.	1,860	FedFundEffective Plus 0.35%	98	4/20/15	4,496
ConocoPhillips	832	FedFundEffective Plus 0.35%	61	4/15/15	755
ConocoPhillips	220	FedFundEffective Plus 0.35%	18	4/20/15	(1,534)
Consolidated Edison, Inc.	1,470	FedFundEffective Plus 0.35%	85	4/20/15	7,850
Constellation Brands, Inc.	950	FedFundEffective Plus 0.35%	81	4/20/15	5,805

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Corning, Inc.	1,950	FedFundEffective Plus 0.35%	$41	4/15/15	$(1,411)
Corning, Inc.	940	FedFundEffective Plus 0.35%	19	4/20/15	353
Corning, Inc.	1,290	FedFundEffective Plus 0.35%	26	4/20/15	588
Costco Wholesale Corp.	500	FedFundEffective Plus 0.35%	59	4/15/15	7,849
Costco Wholesale Corp.	140	FedFundEffective Plus 0.35%	17	4/20/15	2,130
CR Bard, Inc.	282	FedFundEffective Plus 0.35%	39	4/15/15	7,060
CSX Corp.	1,551	FedFundEffective Plus 0.35%	44	4/15/15	11,652
CSX Corp.	420	FedFundEffective Plus 0.35%	13	4/20/15	2,383
CSX Corp.	560	FedFundEffective Plus 0.35%	18	4/20/15	2,163
CVS Caremark Corp.	855	FedFundEffective Plus 0.35%	63	4/15/15	11,054
CVS Caremark Corp.	210	FedFundEffective Plus 0.35%	17	4/20/15	1,566
Cytec Industries, Inc.	822	FedFundEffective Plus 0.35%	40	4/15/15	(1,276)
Cytec Industries, Inc.	320	FedFundEffective Plus 0.35%	17	4/20/15	(1,591)
DaVita HealthCare Partners, Inc.	760	FedFundEffective Plus 0.35%	56	4/20/15	3,201
DaVita HealthCare Partners, Inc.	380	FedFundEffective Plus 0.35%	27	4/20/15	2,340
Dollar Tree, Inc.	1,450	FedFundEffective Plus 0.35%	81	4/20/15	6,450
Dover Corp.	780	FedFundEffective Plus 0.35%	68	4/20/15	(5,870)
Dow Chemical Co. (The)	70	FedFundEffective Plus 0.35%	4	4/15/15	(215)
Dow Chemical Co. (The)	1,210	FedFundEffective Plus 0.35%	62	4/20/15	(2,191)
Dow Chemical Co. (The)	340	FedFundEffective Plus 0.35%	18	4/20/15	(758)
Dr Pepper Snapple Group, Inc.	720	FedFundEffective Plus 0.35%	41	4/15/15	9,441
Dr Pepper Snapple Group, Inc.	560	FedFundEffective Plus 0.35%	34	4/20/15	5,192
Dr Pepper Snapple Group, Inc.	680	FedFundEffective Plus 0.35%	40	4/20/15	7,027
Edison International	1,410	FedFundEffective Plus 0.35%	80	4/20/15	8,331
Edwards Lifesciences	620	FedFundEffective Plus 0.35%	64	4/20/15	10,772
Eli Lilly & Co.	1,653	FedFundEffective Plus 0.35%	98	4/15/15	12,430
Eli Lilly & Co.	560	FedFundEffective Plus 0.35%	34	4/20/15	3,360
Everest Re Group Ltd.	260	FedFundEffective Plus 0.35%	42	4/15/15	2,636
Everest Re Group Ltd.	120	FedFundEffective Plus 0.35%	19	4/20/15	1,043
Everest Re Group Ltd.	90	FedFundEffective Plus 0.35%	15	4/20/15	601
Exelon Corp.	3,040	FedFundEffective Plus 0.35%	105	4/20/15	6,541
Fedex Corp.	180	FedFundEffective Plus 0.35%	27	4/20/15	3,444
Fedex Corp.	500	FedFundEffective Plus 0.35%	74	4/20/15	9,496
Fifth Third Bancorp	1,920	FedFundEffective Plus 0.35%	41	4/15/15	(1,778)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Fiserv, Inc.	687	FedFundEffective Plus 0.35%	$39	4/15/15	$9,038
Fiserv, Inc.	260	FedFundEffective Plus 0.35%	16	4/20/15	1,783
Halliburton Co.	680	FedFundEffective Plus 0.35%	44	4/15/15	(5,992)
Halliburton Co.	210	FedFundEffective Plus 0.35%	14	4/20/15	(2,741)
Hanesbrands, Inc.	639	FedFundEffective Plus 0.35%	49	4/15/15	19,049
Hanesbrands, Inc.	310	FedFundEffective Plus 0.35%	30	4/20/15	2,503
Hess Corp.	721	FedFundEffective Plus 0.35%	62	4/15/15	(737)
Hess Corp.	150	FedFundEffective Plus 0.35%	15	4/20/15	(2,033)
Hewlett-Packard Co.	460	FedFundEffective Plus 0.35%	15	4/15/15	1,742
Hewlett-Packard Co.	430	FedFundEffective Plus 0.35%	14	4/15/15	1,267
Hewlett-Packard Co.	680	FedFundEffective Plus 0.35%	24	4/20/15	508
Hewlett-Packard Co.	680	FedFundEffective Plus 0.35%	24	4/20/15	644
Home Depot, Inc.	730	FedFundEffective Plus 0.35%	61	4/20/15	10,805
Home Depot, Inc.	590	FedFundEffective Plus 0.35%	49	4/20/15	8,373
Illinois Tool Works	920	FedFundEffective Plus 0.35%	80	4/20/15	4,106
Intel Corp.	1,730	FedFundEffective Plus 0.35%	47	4/15/15	12,586
Intel Corp.	700	FedFundEffective Plus 0.35%	24	4/20/15	130
International Flavors & Fragrances, Inc.	856	FedFundEffective Plus 0.35%	80	4/15/15	5,635
Intuit, Inc.	1,020	FedFundEffective Plus 0.35%	82	4/20/15	7,979
Johnson & Johnson	880	FedFundEffective Plus 0.35%	87	4/15/15	8,453
Johnson & Johnson	280	FedFundEffective Plus 0.35%	28	4/20/15	2,129
Kellogg Co.	964	FedFundEffective Plus 0.35%	63	4/15/15	(537)
Kellogg Co.	360	FedFundEffective Plus 0.35%	23	4/20/15	102
Kroger Co. (The)	1,191	FedFundEffective Plus 0.35%	52	4/15/15	14,116
Kroger Co. (The)	350	FedFundEffective Plus 0.35%	18	4/20/15	2,025
LyondellBasell Industries NV	414	FedFundEffective Plus 0.2941%	37	4/15/15	1,174
LyondellBasell Industries NV	130	FedFundEffective Plus 0.35%	14	4/20/15	(2,250)
LyondellBasell Industries NV	200	FedFundEffective Plus 0.35%	23	4/20/15	(4,427)
Macy’s, Inc.	432	FedFundEffective Plus 0.35%	25	4/15/15	184
Macy’s, Inc.	260	FedFundEffective Plus 0.35%	15	4/15/15	(133)
Macy’s, Inc.	1,030	FedFundEffective Plus 0.35%	58	4/20/15	1,820
Marathon Oil Corp.	1,460	FedFundEffective Plus 0.35%	57	4/20/15	(5,034)
Marathon Oil Corp.	710	FedFundEffective Plus 0.35%	28	4/20/15	(2,505)
Marathon Petroleum Corp.	200	FedFundEffective Plus 0.35%	18	4/20/15	551

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Marathon Petroleum Corp.	750	FedFundEffective Plus 0.35%	$65	4/20/15	$3,448
Marsh & McLennan Cos., Inc.	580	FedFundEffective Plus 0.35%	30	4/20/15	1,856
Marsh & McLennan Cos., Inc.	1,060	FedFundEffective Plus 0.35%	51	4/15/15	7,366
MasterCard, Inc.	153	FedFundEffective Plus 0.35%	11	4/15/15	1,784
MasterCard, Inc.	390	FedFundEffective Plus 0.35%	29	4/15/15	3,701
McGraw Hill Financial, Inc.	513	FedFundEffective Plus 0.35%	38	4/15/15	8,989
Mead Johnson Nutrition Co.	267	FedFundEffective Plus 0.35%	22	4/15/15	4,660
Mead Johnson Nutrition Co.	300	FedFundEffective Plus 0.35%	28	4/20/15	1,588
Mead Johnson Nutrition Co.	300	FedFundEffective Plus 0.35%	28	4/20/15	2,041
Microsoft Corp.	383	FedFundEffective Plus 0.35%	15	4/15/15	2,861
Microsoft Corp.	660	FedFundEffective Plus 0.35%	27	4/15/15	4,550
Microsoft Corp.	830	FedFundEffective Plus 0.35%	37	4/20/15	2,058
Moody’s Corp.	680	FedFundEffective Plus 0.35%	59	4/15/15	8,852
Moody’s Corp.	240	FedFundEffective Plus 0.35%	22	4/20/15	1,898
MSC Industrial Direct Co., Inc.	540	FedFundEffective Plus 0.35%	51	4/15/15	(6,916)
MSC Industrial Direct Co., Inc.	220	FedFundEffective Plus 0.35%	19	4/20/15	(1,505)
NASDAQ OMX Group (The)	1,380	FedFundEffective Plus 0.35%	57	4/20/15	2,995
NIKE, Inc.	550	FedFundEffective Plus 0.35%	43	4/20/15	8,343
NIKE, Inc.	470	FedFundEffective Plus 0.35%	36	4/20/15	7,642
Nordstrom, Inc.	998	FedFundEffective Plus 0.35%	61	4/15/15	11,967
Nordstrom, Inc.	400	FedFundEffective Plus 0.35%	28	4/20/15	1,022
Northrop Grumman Corp.	330	FedFundEffective Plus 0.35%	40	4/15/15	5,936
Northrop Grumman Corp.	350	FedFundEffective Plus 0.35%	44	4/20/15	5,001
Oracle Corp.	1,000	FedFundEffective Plus 0.35%	42	4/15/15	(3,059)
Oracle Corp.	1,140	FedFundEffective Plus 0.35%	44	4/20/15	526
Parker-Hannifin Corp.	330	FedFundEffective Plus 0.35%	42	4/15/15	14
Phillips 66	599	FedFundEffective Plus 0.35%	47	4/15/15	377
PNC Financial Services Group, Inc. (The)	580	FedFundEffective Plus 0.35%	50	4/15/15	538
PNC Financial Services Group, Inc. (The)	240	FedFundEffective Plus 0.35%	20	4/20/15	1,241
PPG Industries, Inc.	290	FedFundEffective Plus 0.35%	59	4/15/15	242
Public Service Enterprise Group	2,150	FedFundEffective Plus 0.35%	83	4/20/15	6,273
QUALCOMM, Inc.	920	FedFundEffective Plus 0.35%	67	4/20/15	5,668
Quintiles Transnational Holdings	1,130	FedFundEffective Plus 0.40%	65	4/20/15	1,157
Reinsurance Group of America, Inc.	566	FedFundEffective Plus 0.35%	44	4/15/15	3,872

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Republic Services, Inc.	1,970	FedFundEffective Plus 0.35%	$77	4/20/15	$(585)
Ross Stores, Inc.	1,260	FedFundEffective Plus 0.35%	99	4/20/15	3,128
Schwab (Charles) Corp.	650	FedFundEffective Plus 0.35%	18	4/20/15	915
Southern Copper Corp.	1,530	FedFundEffective Plus 0.35%	50	4/20/15	(5,613)
Starwood Hotels & Resorts Worldwide, Inc.	760	FedFundEffective Plus 0.35%	59	4/15/15	(4)
Starwood Hotels & Resorts Worldwide, Inc.	370	FedFundEffective Plus 0.35%	31	4/20/15	(1,777)
Starz	1,860	FedFundEffective Plus 0.35%	59	4/15/15	(1,387)
Stryker Corp.	153	FedFundEffective Plus 0.35%	12	4/15/15	1,255
Stryker Corp.	330	FedFundEffective Plus 0.35%	27	4/20/15	2,443
Stryker Corp.	500	FedFundEffective Plus 0.35%	42	4/20/15	2,183
TD Ameritrade Holding Corp.	2,600	FedFundEffective Plus 0.35%	85	4/20/15	2,907
TransDigm Group, Inc.	368	FedFundEffective Plus 0.35%	65	4/15/15	12,988
United Technologies Corp.	533	FedFundEffective Plus 0.35%	62	4/15/15	(4,392)
United Technologies Corp.	180	FedFundEffective Plus 0.35%	21	4/15/15	(1,879)
United Technologies Corp.	170	FedFundEffective Plus 0.35%	18	4/20/15	377
UnitedHealth Group, Inc.	616	FedFundEffective Plus 0.35%	49	4/15/15	9,832
UnitedHealth Group, Inc.	360	FedFundEffective Plus 0.35%	29	4/20/15	5,050
US Bancorp	2,850	FedFundEffective Plus 0.35%	116	4/20/15	5,871
Voya Financial, Inc.	770	FedFundEffective Plus 0.35%	28	4/20/15	1,806
Voya Financial, Inc.	1,020	FedFundEffective Plus 0.35%	39	4/20/15	1,237
Walt Disney Co. (The)	920	FedFundEffective Plus 0.35%	81	4/20/15	2,984
Wellpoint, Inc.	980	FedFundEffective Plus 0.35%	115	4/20/15	9,426
Wells Fargo & Co.	1,310	FedFundEffective Plus 0.35%	64	4/15/15	5,660
Wells Fargo & Co.	390	FedFundEffective Plus 0.35%	20	4/20/15	1,332
Wells Fargo & Co.	480	FedFundEffective Plus 0.35%	24	4/20/15	1,565
Whirlpool Corp.	530	FedFundEffective Plus 0.35%	74	4/20/15	17,702
Wyndham Worldwide Corp.	900	FedFundEffective Plus 0.35%	74	4/20/15	(3,856)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services
Accenture PLC	720	FedFundEffective Minus 0.25%	56	4/15/15	(2,693)
Accenture PLC	310	FedFundEffective Minus 0.25%	24	4/20/15	(1,020)
Accenture PLC	250	FedFundEffective Minus 0.25%	20	4/20/15	(813)
Advance Auto Parts, Inc.	490	FedFundEffective Minus 0.25%	66	4/20/15	(6,346)
Affiliated Managers Group, Inc.	260	FedFundEffective Minus 0.25%	49	4/20/15	(3,433)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Aflac, Inc.	1,013	FedFundEffective Minus 0.25%	$62	4/15/15	$1,236
Aflac, Inc.	400	FedFundEffective Minus 0.25%	24	4/20/15	(155)
Agilent Technologies, Inc.	1,420	FedFundEffective Minus 0.25%	80	4/20/15	1,464
Airgas, Inc.	590	FedFundEffective Minus 0.25%	65	4/20/15	(846)
Alliance Data Systems Corp.	190	FedFundEffective Minus 0.25%	48	4/15/15	(6,181)
Alliance Data Systems Corp.	130	FedFundEffective Minus 0.25%	34	4/20/15	(3,221)
Alliance Data Systems Corp.	70	FedFundEffective Minus 0.25%	18	4/20/15	(1,577)
Amazon.com, Inc.	130	FedFundEffective Minus 0.25%	37	4/15/15	(2,337)
Amazon.com, Inc.	50	FedFundEffective Minus 0.25%	17	4/20/15	1,292
Amazon.com, Inc.	70	FedFundEffective Minus 0.25%	22	4/20/15	1,080
American Express Co.	770	FedFundEffective Minus 0.25%	65	4/20/15	(4,202)
Amphenol Corp.	1,008	FedFundEffective Minus 0.25%	46	4/15/15	(5,206)
Arthur J Gallagher & Co.	900	FedFundEffective Minus 0.25%	41	4/15/15	(1,886)
B/E Aerospace, Inc.	250	FedFundEffective Minus 0.25%	20	4/20/15	1,855
B/E Aerospace, Inc.	470	FedFundEffective Minus 0.25%	40	4/20/15	5,211
Bank of New York Mellon Corp. (The)	1,101	FedFundEffective Minus 0.25%	37	4/15/15	(6,468)
Bank of New York Mellon Corp. (The)	670	FedFundEffective Minus 0.25%	26	4/20/15	(659)
Baxter International, Inc.	540	FedFundEffective Minus 0.25%	40	4/15/15	1,142
BB&T Corp.	530	FedFundEffective Minus 0.25%	20	4/15/15	23
BB&T Corp.	523	FedFundEffective Minus 0.25%	20	4/15/15	535
BB&T Corp.	670	FedFundEffective Minus 0.25%	24	4/20/15	(1,304)
BB&T Corp.	610	FedFundEffective Minus 0.25%	24	4/20/15	880
Boston Scientific Corp.	3,559	FedFundEffective Minus 0.25%	48	4/15/15	221
Boston Scientific Corp.	2,540	FedFundEffective Minus 0.25%	32	4/20/15	(2,230)
Boston Scientific Corp.	2,650	FedFundEffective Minus 0.25%	34	4/20/15	(736)
Bristol-Myers Squibb Co.	580	FedFundEffective Minus 0.25%	29	4/15/15	(4,815)
Bristol-Myers Squibb Co.	650	FedFundEffective Minus 0.25%	32	4/20/15	(5,892)
Bristol-Myers Squibb Co.	390	FedFundEffective Minus 0.25%	19	4/20/15	(3,738)
Broadcom Corp.	1,810	FedFundEffective Minus 0.25%	66	4/20/15	(10,250)
Brookdale Senior Living, Inc.	1,730	FedFundEffective Minus 0.25%	57	4/20/15	(1,714)
C.H. Robinson Worldwide, Inc.	880	FedFundEffective Minus 0.25%	57	4/20/15	(4,118)
Cardinal Health, Inc.	800	FedFundEffective Minus 0.25%	56	4/20/15	(6,599)
Cardinal Health, Inc.	280	FedFundEffective Minus 0.25%	20	4/20/15	(2,029)
Carnival Corp.	2,300	FedFundEffective Minus 0.25%	81	4/20/15	(11,777)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Church & Dwight Co., Inc.	1,000	FedFundEffective Minus 0.25%	$68	4/15/15	$(5,036)
Church & Dwight Co., Inc.	300	FedFundEffective Minus 0.25%	20	4/20/15	(1,653)
Citigroup, Inc.	1,060	FedFundEffective Minus 0.25%	50	4/15/15	(6,973)
Citigroup, Inc.	320	FedFundEffective Minus 0.25%	16	4/20/15	(1,587)
Citrix Systems, Inc.	990	FedFundEffective Minus 0.25%	65	4/20/15	1,184
Clorox Co. (The)	350	FedFundEffective Minus 0.25%	31	4/15/15	(4,403)
Clorox Co. (The)	230	FedFundEffective Minus 0.25%	20	4/20/15	(2,878)
CME Group, Inc.	490	FedFundEffective Minus 0.25%	37	4/20/15	(3,915)
Colfax Corp.	710	FedFundEffective Minus 0.25%	45	4/20/15	6,237
ConAgra Foods, Inc.	1,288	FedFundEffective Minus 0.25%	40	4/15/15	(5,483)
Danaher Corp.	530	FedFundEffective Minus 0.25%	42	4/15/15	(690)
Danaher Corp.	830	FedFundEffective Minus 0.25%	62	4/20/15	(4,523)
Dollar General Corp.	1,170	FedFundEffective Minus 0.25%	73	4/20/15	(798)
Dominion Resources, Inc./VA	594	FedFundEffective Minus 0.25%	42	4/15/15	(1,183)
Eastman Chemical Co.	562	FedFundEffective Minus 0.25%	48	4/15/15	2,716
Eastman Chemical Co.	270	FedFundEffective Minus 0.25%	22	4/20/15	(245)
Eaton Corp. PLC	680	FedFundEffective Minus 0.25%	50	4/15/15	3,568
Eaton Corp. PLC	430	FedFundEffective Minus 0.25%	29	4/20/15	(363)
Ecolab, Inc.	379	FedFundEffective Minus 0.25%	40	4/15/15	(2,410)
Ecolab, Inc.	150	FedFundEffective Minus 0.25%	17	4/20/15	24
EI du Pont de Nemours & Co.	600	FedFundEffective Minus 0.25%	42	4/15/15	(93)
EI du Pont de Nemours & Co.	680	FedFundEffective Minus 0.25%	45	4/20/15	(2,360)
Electronic Arts, Inc.	480	FedFundEffective Minus 0.25%	17	4/20/15	(2,315)
Electronic Arts, Inc.	1,400	FedFundEffective Minus 0.25%	50	4/20/15	(7,600)
Emerson Electric Co.	1,053	FedFundEffective Minus 0.25%	70	4/15/15	1,655
Envision Healthcare Holdings I	520	FedFundEffective Minus 0.25%	19	4/20/15	468
Envision Healthcare Holdings I	1,490	FedFundEffective Minus 0.25%	53	4/20/15	851
EQT Corp.	486	FedFundEffective Minus 0.25%	50	4/15/15	4,250
EQT Corp.	240	FedFundEffective Minus 0.25%	23	4/20/15	(23)
EQT Corp.	360	FedFundEffective Minus 0.25%	34	4/20/15	137
Equifax, Inc.	680	FedFundEffective Minus 0.25%	49	4/20/15	(2,793)
Estee Lauder Cos., Inc. (The)	760	FedFundEffective Minus 0.25%	54	4/15/15	(3,601)
Estee Lauder Cos., Inc. (The)	140	FedFundEffective Minus 0.25%	10	4/20/15	(501)
Estee Lauder Cos., Inc. (The)	220	FedFundEffective Minus 0.25%	17	4/20/15	55

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Express Scripts Holding Co.	1,110	FedFundEffective Minus 0.25%	$80	4/20/15	$(5,453)
FMC Corp.	582	FedFundEffective Minus 0.25%	44	4/15/15	10,349
FMC Corp.	320	FedFundEffective Minus 0.25%	21	4/20/15	2,613
Franklin Resources, Inc.	1,470	FedFundEffective Minus 0.25%	81	4/20/15	(1,281)
General Electric Co.	1,993	FedFundEffective Minus 0.25%	51	4/15/15	(673)
General Electric Co.	1,930	FedFundEffective Minus 0.25%	49	4/20/15	(1,038)
Hartford Financial Services Group, Inc. (The)	1,670	FedFundEffective Minus 0.25%	58	4/15/15	(8,715)
Hartford Financial Services Group, Inc. (The)	730	FedFundEffective Minus 0.25%	26	4/20/15	(3,503)
Henry Schein, Inc.	650	FedFundEffective Minus 0.25%	74	4/20/15	(4,502)
IHS, Inc.	370	FedFundEffective Minus 0.25%	44	4/15/15	(4,903)
Ingersoll-Rand PLC	1,110	FedFundEffective Minus 0.25%	64	4/20/15	(5,162)
Intercontinental Exchange, Inc.	340	FedFundEffective Minus 0.25%	67	4/15/15	(4,039)
Intercontinental Exchange, Inc.	180	FedFundEffective Minus 0.25%	34	4/20/15	(3,975)
Intercontinental Exchange, Inc.	110	FedFundEffective Minus 0.25%	21	4/20/15	(2,535)
Jarden Corp.	940	FedFundEffective Minus 0.25%	57	4/20/15	(4,635)
JM Smucker Co. (The)	390	FedFundEffective Minus 0.25%	41	4/15/15	(132)
Juniper Networks, Inc.	2,530	FedFundEffective Minus 0.25%	60	4/20/15	5,998
Juniper Networks, Inc.	1,150	FedFundEffective Minus 0.25%	26	4/20/15	2,118
Kimberly-Clark Corp.	750	FedFundEffective Minus 0.25%	81	4/20/15	(4,681)
Kraft Foods Group, Inc.	1,064	FedFundEffective Minus 0.25%	60	4/15/15	(1,420)
L Brands, Inc.	921	FedFundEffective Minus 0.25%	50	4/15/15	(17,155)
L Brands, Inc.	260	FedFundEffective Minus 0.25%	16	4/20/15	(2,906)
Loews Corp.	1,560	FedFundEffective Minus 0.25%	68	4/20/15	(376)
Markel Corp.	80	FedFundEffective Minus 0.25%	52	4/20/15	(3,675)
Masco Corp.	2,850	FedFundEffective Minus 0.25%	67	4/20/15	4,202
McCormick & Co., Inc./MD	628	FedFundEffective Minus 0.25%	44	4/15/15	(725)
McCormick & Co., Inc./MD	480	FedFundEffective Minus 0.25%	33	4/20/15	(1,376)
McDonald’s Corp.	411	FedFundEffective Minus 0.25%	41	4/15/15	2,410
McDonald’s Corp.	490	FedFundEffective Minus 0.25%	46	4/20/15	(603)
MetLife, Inc.	660	FedFundEffective Minus 0.25%	35	4/20/15	(1,256)
MetLife, Inc.	1,260	FedFundEffective Minus 0.25%	66	4/20/15	(2,816)
Mondelez International	350	FedFundEffective Minus 0.25%	12	4/20/15	(659)
Mondelez International	2,080	FedFundEffective Minus 0.25%	72	4/20/15	(1,444)
Monsanto Co.	340	FedFundEffective Minus 0.25%	41	4/15/15	2,024

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Monsanto Co.	410	FedFundEffective Minus 0.25%	$47	4/20/15	$(695)
Murphy Oil Corp.	1,130	FedFundEffective Minus 0.25%	67	4/20/15	6,346
News Corp.	2,950	FedFundEffective Minus 0.25%	49	4/15/15	3,780
News Corp.	1,490	FedFundEffective Minus 0.25%	22	4/20/15	(908)
News Corp.	960	FedFundEffective Minus 0.25%	17	4/20/15	1,642
Nextera Energy, Inc.	870	FedFundEffective Minus 0.25%	82	4/20/15	(5,323)
Northern Trust Corp.	350	FedFundEffective Minus 0.25%	22	4/15/15	(1,829)
Northern Trust Corp.	733	FedFundEffective Minus 0.25%	44	4/15/15	(5,330)
Nuance Communications, Inc.	2,280	FedFundEffective Minus 0.25%	41	4/20/15	6,204
Oceaneering International, Inc.	557	FedFundEffective Minus 0.25%	40	4/15/15	484
Oceaneering International, Inc.	320	FedFundEffective Minus 0.25%	21	4/20/15	(1,204)
Packaging Corp. of America	440	FedFundEffective Minus 0.25%	29	4/20/15	(3,017)
Packaging Corp. of America	720	FedFundEffective Minus 0.25%	49	4/20/15	(2,772)
Pall Corp.	490	FedFundEffective Minus 0.25%	42	4/15/15	(3,454)
Perrigo Co. PLC	90	FedFundEffective Minus 0.25%	12	4/15/15	(2,132)
Perrigo Co. PLC	219	FedFundEffective Minus 0.48%	31	4/15/15	(4,587)
Perrigo Co. PLC	100	FedFundEffective Minus 0.25%	15	4/20/15	(1,315)
Pfizer, Inc.	3,220	FedFundEffective Minus 0.25%	97	4/20/15	213
PG&E Corp.	1,800	FedFundEffective Minus 0.25%	86	4/20/15	(5,088)
Procter & Gamble Co. (The)	280	FedFundEffective Minus 0.25%	23	4/15/15	(2,144)
Procter & Gamble Co. (The)	390	FedFundEffective Minus 0.25%	32	4/20/15	(2,655)
Prudential Financial, Inc.	458	FedFundEffective Minus 0.25%	36	4/15/15	(5,065)
PVH Corp.	525	FedFundEffective Minus 0.25%	64	4/15/15	3,907
PVH Corp.	150	FedFundEffective Minus 0.25%	17	4/20/15	(579)
Quanta Services, Inc.	1,520	FedFundEffective Minus 0.25%	49	4/20/15	(3,119)
Ralph Lauren Corp.	110	FedFundEffective Minus 0.25%	18	4/20/15	(160)
Ralph Lauren Corp.	360	FedFundEffective Minus 0.25%	57	4/20/15	(2,157)
Rockwell Automation, Inc.	650	FedFundEffective Minus 0.25%	76	4/20/15	3,010
salesforce.com, Inc.	1,180	FedFundEffective Minus 0.25%	59	4/15/15	(16,399)
salesforce.com, Inc.	400	FedFundEffective Minus 0.25%	21	4/20/15	(4,203)
Schlumberger Ltd.	800	FedFundEffective Minus 0.25%	82	4/20/15	3,205
Skyworks Solutions, Inc.	770	FedFundEffective Minus 0.25%	36	4/20/15	(8,412)
Stanley Black & Decker, Inc.	405	FedFundEffective Minus 0.25%	32	4/15/15	(5,802)
Stanley Black & Decker, Inc.	210	FedFundEffective Minus 0.25%	19	4/20/15	(1,072)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Starbucks Corp.	260	FedFundEffective Minus 0.25%	$20	4/20/15	$288
Starbucks Corp.	840	FedFundEffective Minus 0.25%	65	4/20/15	1,866
SunTrust Banks, Inc.	1,020	FedFundEffective Minus 0.25%	40	4/15/15	(498)
Suntrust Banks, Inc.	670	FedFundEffective Minus 0.25%	25	4/20/15	(1,754)
Suntrust Banks, Inc.	600	FedFundEffective Minus 0.25%	22	4/20/15	(1,481)
Sysco Corp.	1,188	FedFundEffective Minus 0.25%	42	4/15/15	(3,944)
Sysco Corp.	360	FedFundEffective Minus 0.25%	13	4/20/15	(626)
T Rowe Price Group, Inc.	1,020	FedFundEffective Minus 0.25%	81	4/20/15	(2,983)
Target Corp.	965	FedFundEffective Minus 0.25%	57	4/15/15	(3,112)
Target Corp.	330	FedFundEffective Minus 0.25%	19	4/20/15	(1,533)
Thermo Fisher Scientific, Inc.	455	FedFundEffective Minus 0.25%	54	4/15/15	(104)
Thermo Fisher Scientific, Inc.	280	FedFundEffective Minus 0.25%	34	4/20/15	986
Thermo Fisher Scientific, Inc.	100	FedFundEffective Minus 0.25%	12	4/20/15	(16)
Thomson Reuters Corp.	1,309	FedFundEffective Minus 0.25%	45	4/15/15	(4,579)
Thomson Reuters Corp.	470	FedFundEffective Minus 0.25%	18	4/20/15	2
Tiffany & Co.	410	FedFundEffective Minus 0.25%	41	4/20/15	1,202
Tiffany & Co.	480	FedFundEffective Minus 0.25%	44	4/20/15	(2,676)
TJX Cos., Inc. (The)	400	FedFundEffective Minus 0.25%	21	4/20/15	(4,140)
TJX Cos., Inc. (The)	1,170	FedFundEffective Minus 0.25%	64	4/20/15	(9,839)
Total System Services, Inc.	1,356	FedFundEffective Minus 0.25%	39	4/15/15	(6,841)
Twenty-First Century Fox	1,920	FedFundEffective Minus 0.25%	64	4/20/15	(2,287)
Tyco International Ltd.	1,450	FedFundEffective Minus 0.25%	64	4/20/15	1,902
Universal Health Services	710	FedFundEffective Minus 0.25%	74	4/20/15	214
Varian Medical Systems, Inc.	510	FedFundEffective Minus 0.25%	42	4/15/15	(1,175)
Varian Medical Systems, Inc.	160	FedFundEffective Minus 0.25%	13	4/20/15	(18)
Verisk Analytics, Inc.	680	FedFundEffective Minus 0.25%	42	4/15/15	(786)
Verisk Analytics, Inc.	400	FedFundEffective Minus 0.25%	25	4/20/15	38
Verizon Communications, Inc.	1,670	FedFundEffective Minus 0.25%	82	4/20/15	(1,427)
VF Corp.	1,260	FedFundEffective Minus 0.25%	81	4/20/15	(3,807)
Visa, Inc.	100	FedFundEffective Minus 0.25%	21	4/15/15	(3,094)
Visa, Inc.	80	FedFundEffective Minus 0.25%	17	4/20/15	(2,517)
Visa, Inc.	160	FedFundEffective Minus 0.25%	34	4/20/15	(5,185)
Wal-Mart Stores, Inc.	80	FedFundEffective Minus 0.25%	6	4/15/15	40
Wal-Mart Stores, Inc.	90	FedFundEffective Minus 0.25%	7	4/15/15	34

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Wal-Mart Stores, Inc.	641	FedFundEffective Minus 0.25%	$49	4/15/15	$24
Wal-Mart Stores, Inc.	520	FedFundEffective Minus 0.25%	38	4/20/15	(1,634)
WR Grace & Co.	450	FedFundEffective Minus 0.25%	41	4/15/15	(1,362)
WR Grace & Co.	160	FedFundEffective Minus 0.25%	15	4/20/15	250
Wynn Resorts Ltd.	238	FedFundEffective Minus 0.25%	48	4/15/15	2,705
Wynn Resorts Ltd.	110	FedFundEffective Minus 0.25%	20	4/20/15	(746)
Wynn Resorts Ltd.	100	FedFundEffective Minus 0.25%	20	4/20/15	1,038

					$177,748

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	As of October 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes.

Glossary:

FedFundEffective	-	Federal Funds Effective Rate

AllianceBernstein Market Neutral Strategy - U.S.

October 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of October 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$1,927,911		$	– 0	–		– 0	–	$1,927,911
U.S. Treasury Bills	– 0	–		1,799,945			– 0	–	1,799,945

Total Investments in Securities	1,927,911			1,799,945			– 0	–	3,727,856
Other Financial Instruments* :
Assets:
Total Return Swaps	– 0	–		679,409			– 0	–	679,409
Liabilities:
Total Return Swaps	– 0	–		(501,661)			– 0	–	(501,661)

Total^	$1,927,911			$1,977,693		$	– 0	–	$3,905,604

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 19, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 19, 2014